UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                   811-05150
                                               --------------------

                     Cornerstone Strategic Value Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        237 Park Avenue, New York, NY                           10017
--------------------------------------------------------------------------------
    (Address of principal executive offices)                     (Zip code)

                               Kayadti A. Madison

   Cornerstone Strategic Value Fund, Inc., 237 Park Avenue, New York, NY 10017
 -----------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:     (212) 272-3550
                                                     --------------------

Date of fiscal year end:       December 31, 2008
                               -----------------

Date of reporting period:      September 30, 2008
                               ------------------

ITEM 1: SCHEDULE OF INVESTMENTS


================================================================================
CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2008 (UNAUDITED)
================================================================================

                                                          NO. OF
 DESCRIPTION                                              SHARES       VALUE
----------------------------------------------------      -------  ------------

EQUITY SECURITIES - 99.67%
    CLOSED-END FUNDS - 1.42%
      Adams Express Company (a)                            49,500   $   533,610
      Dreman/Claymore Dividend & Income Fund                4,300        22,403
      General American Investors Company, Inc. ^            3,000        77,610
      Liberty All-Star Equity Fund                         96,330       434,448
      Zweig Fund, Inc.                                     29,000       103,820
                                                                    -----------
                                                                      1,171,891
                                                                    -----------
    CONSUMER DISCRETIONARY - 8.57%
      Amazon.com, Inc. *                                    5,500       400,180
      Comcast Corporation, Class A                         28,555       560,535
      DIRECTV Group, Inc. (The) *                           4,000       104,680
      Gap, Inc. (The)                                      12,200       216,916
      Home Depot, Inc. (The)                                4,000       103,560
      Johnson Controls, Inc.                                7,500       227,475
      Lowe's Companies, Inc.                               11,900       281,911
      McDonald's Corporation ^                             18,600     1,147,620
      News Corporation, Class A ^                          18,000       215,820
      NIKE, Inc., Class B ^                                 6,100       408,090
      Omnicom Group Inc. ^                                  6,200       239,072
      Staples, Inc. ^                                      10,800       243,000
      Starbucks Corporation *                               2,800        41,636
      Target Corporation                                    6,800       333,540
      Time Warner Inc.                                     23,500       308,085
      TJX Companies, Inc. (The)                             3,000        91,560
      Toyota Motor Corporation ADR                          2,500       214,500
      Viacom Inc., Class B *                                5,450       135,378
      Walt Disney Company (The) ^                          59,200     1,816,848
                                                                    -----------
                                                                      7,090,406
                                                                    -----------
    CONSUMER STAPLES - 13.02%
      Altria Group, Inc.                                   13,300       263,872
      Anheuser-Busch Companies, Inc.                        6,200       402,256
      Archer-Daniels-Midland Company ^                      3,960        86,764
      Coca-Cola Company (The)                              41,000     2,168,080
      Colgate-Palmolive Company                             8,900       670,615
      ConAgra Foods, Inc.                                  10,900       212,114
      CVS Caremark Corporation                             10,430       351,074
      General Mills, Inc.                                   2,500       171,800
      H.J. Heinz Company                                    4,000       199,640
      Kimberly-Clark Corporation                            2,500       162,100
      Kraft Foods Inc, Class A                             10,932       358,023
      Kroger Co. (The)                                     13,800       379,224
      PepsiCo, Inc.                                         7,100       506,017
      Philip Morris International Inc.                      7,300       351,130
      Procter & Gamble Company (The)                       34,797     2,425,003
      Sysco Corporation                                     9,800       302,134
      Walgreen Co.                                          4,800       148,608
      Wal-Mart Stores, Inc. ^                              27,100     1,623,019
                                                                    -----------
                                                                     10,781,473
                                                                    -----------
    ENERGY - 13.08%
      Baker Hughes Incorporated                            10,600       641,724
      BJ Services Company                                   3,500        66,955
      Chevron Corporation                                  24,032     1,982,159
      ConocoPhillips                                       10,474       767,221
      ENSCO International Incorporated                      2,500       144,075
      Exxon Mobil Corporation                              50,000     3,883,000
      Halliburton Company                                  13,200       427,548
      Marathon Oil Corp.                                   15,000       598,050
      Noble Corporation                                     2,500       109,750

      Occidental Petroleum Corporation                     10,500       739,725
      Schlumberger Limited                                 11,500       898,035
      Transocean Inc.                                       2,500       274,600
      XTO Energy, Inc.                                      6,250       290,750
                                                                    -----------
                                                                     10,823,592
                                                                    -----------
    FINANCIALS - 15.03%
      AFLAC Incorporated                                    7,000       411,250
      Allstate Corporation (The) ^                          6,800       313,616
      American Express Company                              9,400       333,042
      Bank of America Corporation ^                        25,138       879,830
      Bank of New York Mellon Corporation ^                 8,254       268,915
      Capital One Financial Corporation ^                   5,000       255,000
      Charles Schwab Corporation (The)                     22,000       572,000
      Chubb Corporation (The)                               4,100       225,090
      Citigroup Inc.                                        5,800       118,958
      Goldman Sachs Group, Inc. (The)                       2,800       358,400
      Hartford Financial Services Group, Inc. (The)         3,000       122,970
      Hudson City Bancorp, Inc. ^                           9,000       166,050
      JPMorgan Chase & Co.                                 47,632     2,224,415
      Loews Corporation ^                                   5,000       197,450
      Marsh & McLennan Companies, Inc.                     10,000       317,600
      MetLife, Inc.                                        15,200       851,200
      Morgan Stanley                                        7,000       161,000
      PNC Financial Services Group, Inc.                    7,600       567,720
      Prudential Financial, Inc.                            4,200       302,400
      State Street Corporation                              3,500       199,080
      SunTrust Banks, Inc.                                  5,000       224,950
      T. Rowe Price Group Inc.                             11,000       590,810
      Travelers Companies, Inc. (The)                      12,476       563,915
      U.S. Bancorp                                         16,901       608,774
      Wells Fargo & Company                                42,900     1,610,037
                                                                    -----------
                                                                     12,444,472
                                                                    -----------
    HEALTHCARE - 12.66%
      Abbott Laboratories                                  11,200       644,896
      Aetna Inc.                                            6,000       216,660
      Amgen Inc. *                                          9,900       586,773
      Baxter International Inc.                             5,000       328,150
      Becton, Dickinson and Company                         4,400       353,144
      Biogen Idec Inc. *                                    3,000       150,870
      Bristol-Myers Squibb Company ^                       25,500       531,675
      Cardinal Health, Inc. ^                               2,950       145,376
      Covidien Limited                                      2,599       139,722
      Eli Lilly and Company ^                               4,700       206,941
      Gilead Sciences, Inc. *                               7,000       319,060
      Johnson & Johnson                                    40,900     2,833,552
      McKesson Corporation ^                                2,800       150,668
      Medtronic, Inc.                                      14,500       726,450
      Merck & Co. Inc.                                     17,500       552,300
      Pfizer Inc. ^                                        23,560       434,446
      Schering-Plough Corporation ^                        29,000       535,630
      Stryker Corporation ^                                 3,500       218,050
      UnitedHealth Group Incorporated ^                    19,500       495,105
      WellPoint Inc. *                                      3,500       163,695
      Wyeth                                                20,200       746,188
                                                                    -----------
                                                                     10,479,351
                                                                    -----------
    INDUSTRIALS - 10.65%
      3M Co.                                                6,900       471,339
      Boeing Company (The)                                  4,200       240,870
      Burlington Northern Santa Fe Corporation              5,400       499,122
      Caterpillar Inc.                                      6,800       405,280
      CSX Corporation                                       6,500       354,705
      Danaher Corporation                                   3,500       242,900
      Deere & Company                                       8,000       396,000
      Emerson Electric Co.                                 16,500       673,035
      FedEx Corp.                                           2,000       158,080
      General Dynamics Corporation ^                        3,200       235,584
      General Electric Company                             61,900     1,578,450
      Honeywell International Inc.                          5,000       207,750

      Illinois Tool Works Inc.                              7,300       324,485
      Lockheed Martin Corporation                           4,000       438,680
      Norfolk Southern Corporation ^                        5,500       364,155
      Northrop Grumman Corporation                          2,500       151,350
      Precision Castparts Corp.                             2,500       196,950
      Raytheon Company                                     11,000       588,610
      Union Pacific Corporation ^                           4,000       284,640
      United Parcel Service, Inc., Class B                  4,100       257,849
      United Technologies Corporation                       7,500       450,450
      Waste Management, Inc.                                9,300       292,857
                                                                    -----------
                                                                      8,813,141
                                                                    -----------
    INFORMATION TECHNOLOGY - 15.32%
      Adobe Systems Incorporated *                          4,200       165,774
      Agilent Technologies Inc. *                           4,000       118,640
      Apple, Inc. *                                         8,500       966,110
      Applied Materials, Inc.                              17,800       269,314
      Automatic Data Processing, Inc.                       4,400       188,100
      Cisco Systems, Inc. *                                47,900     1,080,624
      Corning Incorporated                                 16,500       258,060
      Dell Inc. *                                           4,700        77,456
      eBay Inc. *                                           2,500        55,950
      EMC Corporation ^ *                                  68,648       821,030
      Google Inc. ^ *                                       4,500     1,802,340
      Hewlett-Packard Company                              19,900       920,176
      Intel Corporation                                    60,500     1,133,165
      International Business Machines Corporation ^        12,600     1,473,696
      Microsoft Corporation                                65,200     1,740,188
      Nortel Networks Corporation *                           660         1,478
      Oracle Corporation *                                 39,772       807,769
      QUALCOMM Inc.                                        13,000       558,610
      Texas Instruments Incorporated                        6,400       137,600
      Yahoo! Inc. ^ *                                       6,300       108,990
                                                                    -----------
                                                                     12,685,070
                                                                    -----------
    MATERIALS - 3.14%
      Alcoa Inc.                                           20,400       460,632
      Dow Chemical Company (The)                            5,400       171,612
      E. I. du Pont de Nemours and Company                 13,500       544,050
      Freeport-McMoRan Copper & Gold, Inc. ^                5,000       284,250
      International Paper Company ^                         7,000       183,260
      Monsanto Company ^                                    5,660       560,227
      Praxair, Inc.                                         5,500       394,570
                                                                    -----------
                                                                      2,598,601
                                                                    -----------
    REAL ESTATE INVESTMENT TRUST - 0.47%
      Simon Property Group, Inc. ^                          4,000       388,000
                                                                    -----------
    TELECOMMUNICATION SERVICES - 2.69%
      AT&T Inc.                                            56,539     1,578,569
      Verizon Communications Inc.                          20,300       651,427
                                                                    -----------
                                                                      2,229,996
                                                                    -----------
    UTILITIES - 3.62%
      American Electric Power Company, Inc.                 8,000       296,640
      Dominion Resources, Inc.                             11,200       479,136
      Duke Energy Corporation                              15,800       275,394
      Edison International ^                                9,000       359,100
      Exelon Corporation ^                                  3,000       187,860
      FirstEnergy Corp.                                     5,000       334,950
      FPL Group, Inc. ^                                     4,000       201,200
      PG&E Corporation                                      5,000       187,250
      Public Service Enterprise Group Incorporated ^        7,000       229,530
      Southern Company (The) ^                             11,900       448,511
                                                                    -----------
                                                                      2,999,571
                                                                    -----------
TOTAL EQUITY SECURITIES
     (cost - $73,491,294)                                            82,505,564
                                                                    -----------

SHORT-TERM INVESTMENTS - 8.79%
    MONEY MARKET SECURITY - 0.72%
      JPMorgan U.S. Government Money Market Fund          592,086       592,086
                                                                    -----------

                                                     PRINCIPAL
                                                       AMOUNT
                                                      (000's)
                                                   -----------
REPURCHASE AGREEMENTS - 8.07%
  Bear, Stearns & Co. Inc. + ++
  (Agreements dated 9/30/2008 to be
  repurchased at $4,767,441, 3.50%, 10/1/2008,
  collateralized by $4,908,014 in United States
  Treasury Bonds)                                      $ 4,767        4,766,978
  Bear, Stearns & Co. Inc. + ++
  (Agreements dated 9/30/2008 to be
  repurchased at $1,917,068, 7.00%, 10/1/2008,
  collateralized by $1,973,384 in United States
  Treasury Bonds)                                       1,917         1,916,695
                                                                   ------------
                                                                      6,683,673
                                                                   ------------

TOTAL SHORT-TERM INVESTMENTS
     (cost - $7,275,759)                                              7,275,759
                                                                   ------------
TOTAL INVESTMENTS - 108.46%
     (cost - $80,767,053)                                            89,781,323
                                                                   ------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (8.46)%                      (7,001,545)
                                                                   ------------
NET ASSETS - 100.00%                                               $ 82,779,778
                                                                   ============

------------------------------

(a) Affiliated investment. The Fund holds 0.64% (based on net assets) of Adams Express Company. A director of the Fund also serves as a director to such company. During the nine months ended September 30, 2008 there were no purchases or sales of this security.
^    Security or a portion thereof is out on loan.
*    Non-income producing security.
ADR  American Depositary Receipt
+ Stated interest rate, before rebate earned by borrower of securities on loan.
++ Represents investment purchased with collateral received for securities on loan.

Federal Income Tax Cost: At September 30, 2008 the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $80,767,053, $14,997,570, $(5,983,300), and $9,014,270, respectively.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     o    Level 1 - quoted prices in active markets for identical investments
     o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
     o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's investments carried at value:

                                                 INVESTMENTS    OTHER FINANCIAL
VALUATION INPUTS                                IN SECURITIES     INSTRUMENTS*
---------------------------------------------   -------------  ---------------
Level 1 - Quoted Prices                         $ 82,505,564              $ -
Level 2 - Other Significant Observable Inputs      7,275,759                -
Level 3 - Significant Unobservable Inputs                  -                -
                                                -------------  ---------------
TOTAL                                           $ 89,781,323              $ -
                                                =============  ===============

*   Other financial instruments include futures, forwards and swap contracts.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at September 30, 2008.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund's semi-annual report previously filed with the Securities and Exchange Commission on the Form N-CSR on September 8, 2008 with a file number 811-05150.

Other information regarding the Fund is available in the Fund's most recent semi-annual report filed with the Securities and Exchange Commission on Form N-CSR on September 8, 2008, file number 811-05150. This information is also available to registered shareholders by calling (800) 937-5449. For general inquiries, please call (212) 272-3550. This information is also available on the website of the Securities and Exchange Commission - http://www.sec.gov

ITEM 2: CONTROLS AND PROCEDURES

      (a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3: EXHIBITS

1. The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.



                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      Cornerstone Strategic Value Fund, Inc.


      /s/ Ralph W. Bradshaw
      ---------------------
      Name:  Ralph W. Bradshaw
      Title: Principal Executive Officer
      Date:  November 26, 2008


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


      /s/ Ralph W. Bradshaw
      ---------------------
      Name:  Ralph W. Bradshaw
      Title: Principal Executive Officer
      Date:  November 26, 2008


      /s/ Kayadti A. Madison
      ------------------
      Name:  Kayadti A. Madison
      Title: Principal Financial Officer
      Date:  November 26, 2008